Severance and Restructuring Costs	12 Months Ended
Dec. 31, 2019
Severance and Restructuring Costs
23. Severance and Restructuring Costs
The Company recorded severance and restructuring costs related to the reduction of our organizational structure which resulted in $8,522 of expenses for the year ended December 31, 2017. The total severance and restructuring costs were paid in full in 2018. Severance and restructuring payments were made over periods ranging from one month to twelve months and did not have a material impact on cash flows of the Company in any quarterly period.
The Company recorded severance and restructuring costs related to the reduction of our organizational structure which resulted in $773 of expenses for the year ended December 31, 2018. The total severance and restructuring costs were paid in full in 2019. Severance and restructuring payments were made over periods ranging from one month to twelve months and did not have a material impact on cash flows of the Company in any quarterly period.
As part of the acquisition of Paradigm, management implemented a plan which resulted in $896 of severance expenses for the year ended December 31, 2019. Paradigm severance expenses were offset by previous severance accrual activity and are included in the acquisition and integration expenses within the Consolidated Statements of Comprehensive (Loss)
Income
, totaling $626 for the year ended December 31, 2019. The total severance and restructuring costs were paid in full in of 2019. Severance and restructuring payments were made over periods ranging from one month to twelve months and did not have a material impact on cash flows of the Company in any quarterly period.
The following table includes a rollforward of severance and restructuring costs included in accrued expenses, see Note 16.

Accrued severance and restructuring charges at January 1, 2017	$456

Severance and restructuring expenses accrued in 2017	8,522
Severance and restructuring cash payments	(4,939)
Stock based compensation	(1,153)

Accrued severance and restructuring charges at December 31, 2017	2,886

Severance and restructuring expenses accrued in 2018	773
Severance and restructuring cash payments	(2,751)
Accrued severance and restructuring charges at December 31, 2018	908

Severance and restructuring expenses accrued in 2019	626
Severance and restructuring cash payments	(1,398)
Accrued severance and restructuring charges at December 31, 2019	$136